Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
January 31, 2025
ISY-NPRT1-0425
1.9887356.107
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 3.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
CAR Group Ltd	12,857	320,389
REA Group Ltd	1,783	273,474
SEEK Ltd	12,318	173,188
		767,051
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	19,409	902,512
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	45,779	551,819
Endeavour Group Ltd/Australia	52,632	137,290
		689,109
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	64,972	990,225
Financials - 1.2%
Banks - 0.4%
ANZ Group Holdings Ltd	100,829	1,904,013
Capital Markets - 0.5%
ASX Ltd	6,576	257,842
Macquarie Group Ltd	12,253	1,812,618
		2,070,460
Insurance - 0.3%
QBE Insurance Group Ltd	51,542	665,292
Suncorp Group Ltd	43,552	558,381
		1,223,673
TOTAL FINANCIALS		5,198,146

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,237	440,290
Health Care Providers & Services - 0.0%
Ramsay Health Care Ltd	6,367	132,266
TOTAL HEALTH CARE		572,556

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	47,712	583,064
Professional Services - 0.1%
Computershare Ltd	18,109	393,654
Transportation Infrastructure - 0.2%
Transurban Group unit	106,338	875,915
TOTAL INDUSTRIALS		1,852,633

Information Technology - 0.1%
Software - 0.1%
WiseTech Global Ltd	6,304	477,229
Materials - 0.3%
Chemicals - 0.0%
Orica Ltd	16,864	182,806
Metals & Mining - 0.3%
BlueScope Steel Ltd	15,177	198,186
Fortescue Ltd	57,877	677,819
Mineral Resources Ltd	6,118	130,518
Northern Star Resources Ltd	39,235	415,253
		1,421,776
TOTAL MATERIALS		1,604,582

Real Estate - 0.3%
Diversified REITs - 0.0%
GPT Group/The unit	66,166	187,835
Industrial REITs - 0.3%
Goodman Group unit	58,334	1,300,858
TOTAL REAL ESTATE		1,488,693

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	44,739	188,674
TOTAL AUSTRALIA		14,731,410
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,079	210,126
Materials - 0.1%
Paper & Forest Products - 0.1%
Mondi PLC	14,607	228,655
Mondi PLC (South Africa)	641	9,937
		238,592
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,351	180,724
TOTAL AUSTRIA		629,442
BELGIUM - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	14	149,593
Financials - 0.2%
Banks - 0.1%
KBC Group NV	7,853	605,626
Insurance - 0.1%
Ageas SA/NV	5,422	280,227
TOTAL FINANCIALS		885,853

Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	6,234	134,516
TOTAL BELGIUM		1,169,962
BRAZIL - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	14,200	126,035
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	30,100	80,400
TOTAL COMMUNICATION SERVICES		206,435

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	44,380	160,158
Personal Care Products - 0.0%
Natura & Co Holding SA	26,613	57,470
TOTAL CONSUMER STAPLES		217,628

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosan SA	43,544	57,671
PRIO SA/Brazil (b)	27,700	194,287
Ultrapar Participacoes SA	25,600	72,454
		324,412
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	180,955	374,354
Banco do Brasil SA	57,900	274,240
Itau Unibanco Holding SA	165,300	956,322
		1,604,916
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	184,900	354,041
TOTAL FINANCIALS		1,958,957

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	172,800	71,556
Rede D'Or Sao Luiz SA (c)(d)	27,602	132,010
		203,566
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	31,771	167,824
Rumo SA	44,800	141,053
		308,877
Transportation Infrastructure - 0.0%
CCR SA	32,200	61,876
TOTAL INDUSTRIALS		370,753

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	19,300	112,483
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	5,741	171,945
Containers & Packaging - 0.0%
Klabin SA unit	28,330	108,782
Metals & Mining - 0.3%
Cia Siderurgica Nacional SA	21,300	33,131
Gerdau SA	47,970	141,348
Wheaton Precious Metals Corp	15,509	967,665
		1,142,144
TOTAL MATERIALS		1,422,871

Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	62,458	117,134
Cia Paranaense de Energia - Copel Series B	37,600	62,409
CPFL Energia SA	8,300	48,828
Energisa S/A unit	8,500	57,684
Equatorial Energia SA	40,823	210,610
Equatorial Energia SA rights 2/13/2025 (b)	139	113
		496,778
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	5,700	35,893
TOTAL UTILITIES		532,671

TOTAL BRAZIL		5,349,776
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	6,341	129,175
CANADA - 8.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	16,666	241,730
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	12,226	335,819
TOTAL COMMUNICATION SERVICES		577,549

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	1,805	203,209
Dollarama Inc	9,633	911,568
		1,114,777
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	4,688	241,762
TOTAL CONSUMER DISCRETIONARY		1,356,539

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	25,786	1,361,734
Metro Inc/CN	7,236	452,128
		1,813,862
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	14,900	736,824
Enbridge Inc	74,115	3,205,097
Imperial Oil Ltd	6,263	416,585
Keyera Corp	7,915	224,595
Parkland Corp	4,822	107,333
Pembina Pipeline Corp	19,843	716,251
		5,406,685
Financials - 3.1%
Banks - 2.0%
Bank of Montreal	24,868	2,461,904
Bank of Nova Scotia/The	42,184	2,158,325
National Bank of Canada	11,567	1,026,613
Toronto Dominion Bank	59,597	3,399,861
		9,046,703
Capital Markets - 0.6%
Brookfield Corp Class A	46,599	2,849,133
Insurance - 0.5%
iA Financial Corp Inc	3,179	293,565
Intact Financial Corp	6,069	1,078,001
Sun Life Financial Inc	19,647	1,132,979
		2,504,545
TOTAL FINANCIALS		14,400,381

Industrials - 1.0%
Aerospace & Defense - 0.0%
CAE Inc (b)	11,023	259,922
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	13,695	269,028
RB Global Inc	6,316	565,156
		834,184
Construction & Engineering - 0.2%
Stantec Inc	3,882	300,415
WSP Global Inc	4,471	758,718
		1,059,133
Ground Transportation - 0.4%
Canadian National Railway Co	18,289	1,910,508
Professional Services - 0.2%
Thomson Reuters Corp	5,351	899,215
TOTAL INDUSTRIALS		4,962,962

Information Technology - 1.2%
IT Services - 1.2%
CGI Inc Class A	6,984	823,318
Shopify Inc Class A (b)	41,359	4,826,711
		5,650,029
Software - 0.0%
Open Text Corp	8,967	263,824
TOTAL INFORMATION TECHNOLOGY		5,913,853

Materials - 0.6%
Chemicals - 0.2%
Nutrien Ltd	16,920	873,272
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA	17,056	1,585,251
Kinross Gold Corp	41,987	472,926
		2,058,177
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,888	163,695
TOTAL MATERIALS		3,095,144

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
FirstService Corp Subordinate Voting Shares	1,375	250,061
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	16,971	722,816
Hydro One Ltd (c)(d)	11,266	350,534
		1,073,350
TOTAL CANADA		38,850,386
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	30,290	114,873
Specialty Retail - 0.0%
Empresas Copec SA	13,560	90,713
TOTAL CONSUMER DISCRETIONARY		205,586

Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	5,342,033	80,928
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	4,942	195,231
Metals & Mining - 0.2%
Antofagasta PLC	13,404	286,689
Lundin Mining Corp	24,631	194,561
		481,250
Paper & Forest Products - 0.0%
Empresas Cmpc SA	39,637	67,644
TOTAL MATERIALS		744,125

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	669,552	60,245
TOTAL CHILE		1,090,884
CHINA - 9.6%
Communication Services - 3.2%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,100	8,463
China Ruyi Holdings Ltd (b)	228,000	72,860
Kingsoft Corp Ltd	32,400	162,584
Netease Inc	67,700	1,391,587
		1,635,494
Interactive Media & Services - 2.9%
Baidu Inc A Shares (b)	80,012	904,654
Bilibili Inc Z Shares (b)	8,040	134,836
Kanzhun Ltd ADR (b)	9,186	132,370
Kuaishou Technology B Shares (b)(c)(d)	94,200	508,967
Tencent Holdings Ltd	227,200	11,954,178
		13,635,005
Media - 0.0%
China Literature Ltd (b)(c)(d)	14,800	49,575
TOTAL COMMUNICATION SERVICES		15,320,074

Consumer Discretionary - 3.4%
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	4,200	159,734
BYD Co Ltd H Shares	36,000	1,265,054
Geely Automobile Holdings Ltd	213,000	390,906
Great Wall Motor Co Ltd A Shares (China)	5,300	18,249
Great Wall Motor Co Ltd H Shares	80,000	129,982
Li Auto Inc A Shares (b)	43,330	509,991
NIO Inc A Shares (b)	50,389	218,046
XPeng Inc A Shares (b)	42,916	326,155
Yadea Group Holdings Ltd (c)(d)	45,884	75,846
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	17,900	74,086
		3,168,049
Broadline Retail - 2.2%
Alibaba Group Holding Ltd	569,800	6,989,443
JD.com Inc A Shares	86,500	1,759,481
MINISO Group Holding Ltd A Shares	13,232	76,230
Prosus NV Class N	46,629	1,781,113
Vipshop Holdings Ltd Class A ADR	11,828	169,968
		10,776,235
Hotels, Restaurants & Leisure - 0.2%
H World Group Ltd ADR	7,048	226,523
Tongcheng Travel Holdings Ltd (c)	44,400	111,457
Yum China Holdings Inc	13,047	603,424
		941,404
Household Durables - 0.1%
Haier Smart Home Co Ltd A Shares (China)	17,500	67,204
Haier Smart Home Co Ltd H Shares	81,400	269,235
		336,439
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	2,700	22,754
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	1,700	10,189
Chow Tai Fook Jewellery Group Ltd	71,600	64,415
Pop Mart International Group Ltd (c)(d)	18,600	224,387
		321,745
Textiles, Apparel & Luxury Goods - 0.1%
Bosideng International Holdings Ltd	134,000	64,489
Shenzhou International Group Holdings Ltd	28,600	215,274
		279,763
TOTAL CONSUMER DISCRETIONARY		15,823,635

Consumer Staples - 0.2%
Beverages - 0.1%
Nongfu Spring Co Ltd H Shares (c)(d)	71,000	333,045
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	194,000	89,881
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	1,600	7,658
Anjoy Foods Group Co Ltd A Shares (China)	500	5,223
China Feihe Ltd (c)(d)	126,000	86,190
China Mengniu Dairy Co Ltd	109,000	216,548
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	6,400	23,298
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	13,700	52,880
Want Want China Holdings Ltd	164,000	99,765
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	2,700	11,456
		503,018
TOTAL CONSUMER STAPLES		925,944

Energy - 0.0%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,200	12,621
Financials - 1.4%
Banks - 1.4%
Agricultural Bank of China Ltd A Shares (China)	188,300	134,169
Agricultural Bank of China Ltd H Shares	959,000	526,768
China Construction Bank Corp A Shares (China)	27,100	31,948
China Construction Bank Corp H Shares	3,356,000	2,730,829
China Merchants Bank Co Ltd A Shares (China)	45,800	257,788
China Merchants Bank Co Ltd H Shares	135,000	738,940
China Minsheng Banking Corp Ltd A Shares (China)	147,700	84,761
China Minsheng Banking Corp Ltd H Shares	151,500	72,134
Industrial & Commercial Bank of China Ltd A Shares (China)	131,200	123,561
Industrial & Commercial Bank of China Ltd H Shares	2,432,000	1,651,109
Industrial Bank Co Ltd A Shares (China)	43,400	121,945
Postal Savings Bank of China Co Ltd H Shares (c)(d)	275,000	163,760
		6,637,712
Capital Markets - 0.0%
Huatai Securities Co Ltd A Shares (China)	13,500	31,772
Huatai Securities Co Ltd H Shares (c)(d)	47,600	81,371
Orient Securities Co Ltd/China A Shares (China)	13,100	17,643
		130,786
Financial Services - 0.0%
Far East Horizon Ltd	75,000	55,153
TOTAL FINANCIALS		6,823,651

Health Care - 0.4%
Biotechnology - 0.1%
Beigene Ltd H Shares (b)	24,500	425,427
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	4,500	15,033
Imeik Technology Development Co Ltd A Shares (China)	560	13,219
Innovent Biologics Inc (b)(c)(d)	42,500	180,267
		633,946
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	91,600	57,133
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,500	80,549
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,600	13,698
		151,380
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	17,900	30,586
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	2,600	9,665
Huadong Medicine Co Ltd A Shares (China)	4,900	23,599
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	5,200	14,477
Shanghai Pharmaceuticals Holding Co Ltd H Shares	27,900	44,257
Sinopharm Group Co Ltd H Shares	46,400	122,374
		244,958
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	42,000	57,567
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	700	4,747
Pharmaron Beijing Co Ltd A Shares (China)	2,750	9,477
Wuxi Apptec Co Ltd A Shares (China)	4,776	36,598
Wuxi Apptec Co Ltd H Shares (c)(d)	11,180	79,203
Wuxi Biologics Cayman Inc (b)(c)(d)	124,500	294,317
		481,909
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	700	7,222
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,500	12,773
China Resources Pharmaceutical Group Ltd (c)(d)	70,500	47,320
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	2,340	14,308
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	2,760	10,976
CSPC Pharmaceutical Group Ltd	283,280	162,146
Hansoh Pharmaceutical Group Co Ltd (c)(d)	42,000	96,377
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	13,400	82,790
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	3,800	12,491
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	4,100	7,714
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,400	13,226
Yunnan Baiyao Group Co Ltd A Shares (China)	3,320	26,589
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,400	39,235
		533,167
TOTAL HEALTH CARE		2,045,360

Industrials - 0.4%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China)	4,000	22,529
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	68,800	117,788
SF Holding Co Ltd A Shares (China)	10,400	56,591
ZTO Express Cayman Inc A Shares	14,656	280,600
		454,979
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	1,700	6,658
Electrical Equipment - 0.1%
CNGR Advanced Material Co Ltd A Shares (China)	1,680	7,855
Contemporary Amperex Technology Co Ltd A Shares (China)	9,140	326,475
GEM Co Ltd A Shares (China)	9,500	8,341
Goldwind Science & Technology Co Ltd A Shares (China)	6,400	8,501
Goldwind Science & Technology Co Ltd H Shares	18	12
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,500	27,579
Sungrow Power Supply Co Ltd A Shares (China)	4,580	45,616
Sunwoda Electronic Co Ltd A Shares (China)	3,400	10,064
		434,443
Industrial Conglomerates - 0.1%
CITIC Ltd	201,000	225,974
Fosun International Ltd	90,000	49,089
		275,063
Machinery - 0.1%
Airtac International Group	5,000	129,483
Haitian International Holdings Ltd	23,000	60,954
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,500	20,853
Sinotruk Hong Kong Ltd	24,500	71,218
Weichai Power Co Ltd A Shares (China)	13,200	26,321
Weichai Power Co Ltd H Shares	69,000	119,548
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	13,000	13,151
		441,528
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	29,700	30,681
China Eastern Airlines Corp Ltd A Shares (China) (b)	31,200	16,731
China Southern Airlines Co Ltd A Shares (China) (b)	20,200	17,248
Juneyao Airlines Co Ltd A Shares (China)	5,100	9,338
		73,998
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	7,400	55,510
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	44,000	74,087
Jiangsu Expressway Co Ltd H Shares	46,000	50,830
Zhejiang Expressway Co Ltd H Shares	64,440	46,313
		171,230
TOTAL INDUSTRIALS		1,935,938

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	27,000	138,605
Sunny Optical Technology Group Co Ltd	24,600	218,947
		357,552
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	105,000	138,528
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	280,000	333,834
TOTAL INFORMATION TECHNOLOGY		829,914

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	6,040	14,976
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	12,200	14,445
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	3,685	7,507
Tianqi Lithium Corp A Shares (China)	2,700	11,428
Yunnan Energy New Material Co Ltd A Shares (China)	1,800	7,204
		55,560
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	7,400	25,504
Anhui Conch Cement Co Ltd H Shares	44,000	118,302
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	2,100	3,568
China Jushi Co Ltd A Shares (China)	7,357	11,507
China National Building Material Co Ltd H Shares	160,000	76,182
		235,063
Metals & Mining - 0.0%
CMOC Group Ltd A Shares (China)	32,500	32,688
CMOC Group Ltd H Shares	135,000	99,103
Jinduicheng Molybdenum Co Ltd A Shares (China)	5,900	8,579
Shandong Nanshan Aluminum Co Ltd A Shares (China)	21,600	12,154
Western Mining Co Ltd A Shares (China)	4,400	10,635
Xiamen Tungsten Co Ltd A Shares (China)	2,500	6,729
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	9,400	7,218
		177,106
TOTAL MATERIALS		467,729

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	16,800	22,739
China Overseas Land & Investment Ltd	132,500	210,180
China Resources Land Ltd	113,000	341,528
China Vanke Co Ltd A Shares (China) (b)	18,900	19,070
China Vanke Co Ltd H Shares (b)	78,900	58,528
KE Holdings Inc ADR	21,876	381,299
Longfor Group Holdings Ltd (c)(d)	71,580	90,211
		1,123,555
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	32,100	108,965
ENN Energy Holdings Ltd	27,400	184,791
ENN Natural Gas Co Ltd A Shares (China)	4,800	13,554
Kunlun Energy Co Ltd	134,000	128,120
		435,430
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	65,300	37,887
China Yangtze Power Co Ltd A Shares (China)	50,900	202,957
		240,844
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	152,000	42,136
TOTAL UTILITIES		718,410

TOTAL CHINA		46,026,831
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	9,273	95,045
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	15,715	69,064
TOTAL COLOMBIA		164,109
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	25,253	271,235
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,372	87,045
Moneta Money Bank AS (c)(d)	9,149	51,698

TOTAL CZECH REPUBLIC		138,743
DENMARK - 3.0%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,807	538,705
Financials - 0.0%
Insurance - 0.0%
Tryg A/S	11,347	230,149
Health Care - 2.2%
Biotechnology - 0.1%
Genmab A/S (b)	2,148	422,205
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,321	497,639
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	109,866	9,275,401
Industrials - 0.6%
Air Freight & Logistics - 0.4%
DSV A/S	6,955	1,385,535
Building Products - 0.0%
ROCKWOOL A/S Series B	324	115,217
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	34,555	475,292
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	108	156,446
AP Moller - Maersk A/S Series B	148	218,578
		375,024
TOTAL INDUSTRIALS		2,351,068

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	12,066	693,099
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	5,627	216,979
TOTAL DENMARK		14,225,245
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	78,758	119,477
FINLAND - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,910	211,590
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,439	181,152
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,617	185,216
Financials - 0.1%
Insurance - 0.1%
Sampo Oyj A Shares	16,929	698,622
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,742	203,181
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,599	601,641
Metso Oyj	21,478	213,900
Wartsila OYJ Abp	17,153	324,839
		1,140,380
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	182,544	860,777
Materials - 0.2%
Paper & Forest Products - 0.2%
Stora Enso Oyj R Shares	20,114	222,767
UPM-Kymmene Oyj	18,085	533,325
		756,092
TOTAL FINLAND		4,237,010
FRANCE - 6.0%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA	7,826	835,819
Consumer Discretionary - 2.4%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	22,847	794,550
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	1,081	3,054,774
Kering SA	2,543	665,728
LVMH Moet Hennessy Louis Vuitton SE	9,383	6,862,769
		10,583,271
TOTAL CONSUMER DISCRETIONARY		11,377,821

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	18,065	257,379
Food Products - 0.3%
Danone SA	21,953	1,537,697
Personal Care Products - 0.6%
L'Oreal SA	8,185	3,036,898
TOTAL CONSUMER STAPLES		4,831,974

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	73,527	4,259,576
Financials - 1.1%
Banks - 0.6%
BNP Paribas SA	34,699	2,370,279
Credit Agricole SA	36,388	547,799
		2,918,078
Financial Services - 0.0%
Eurazeo SE	1,444	119,316
Insurance - 0.5%
AXA SA	60,082	2,279,340
TOTAL FINANCIALS		5,316,734

Industrials - 0.2%
Construction & Engineering - 0.1%
Bouygues SA	6,552	208,264
Eiffage SA	2,541	227,543
		435,807
Trading Companies & Distributors - 0.0%
Rexel SA	7,731	205,155
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,197	136,594
Getlink SE Series A	10,452	167,578
		304,172
TOTAL INDUSTRIALS		945,134

Information Technology - 0.2%
Software - 0.2%
Dassault Systemes SE	22,914	894,605
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	1,931	102,765
Office REITs - 0.0%
Gecina SA	1,589	155,365
TOTAL REAL ESTATE		258,130

TOTAL FRANCE		28,719,793
GERMANY - 2.7%
Communication Services - 0.1%
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,158	211,334
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	2,591	251,991
TOTAL COMMUNICATION SERVICES		463,325

Consumer Discretionary - 0.4%
Specialty Retail - 0.1%
Zalando SE (b)(c)(d)	7,755	290,748
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	5,503	1,455,176
Puma SE	3,650	114,538
		1,569,714
TOTAL CONSUMER DISCRETIONARY		1,860,462

Consumer Staples - 0.2%
Household Products - 0.1%
Henkel AG & Co KGaA	3,522	272,065
Personal Care Products - 0.1%
Beiersdorf AG	3,374	451,353
TOTAL CONSUMER STAPLES		723,418

Financials - 1.0%
Banks - 0.1%
Commerzbank AG	32,434	628,527
Capital Markets - 0.3%
Deutsche Boerse AG	6,412	1,584,007
Insurance - 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,564	2,473,836
TOTAL FINANCIALS		4,686,370

Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	4,415	666,455
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,839	630,902
Machinery - 0.1%
Gea Group Ag	5,173	273,959
Knorr-Bremse AG	2,510	199,196
		473,155
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,835	135,152
TOTAL INDUSTRIALS		1,239,209

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	44,420	1,460,463
Materials - 0.3%
Chemicals - 0.2%
Covestro AG	6,102	375,382
Evonik Industries AG	7,937	149,320
Symrise AG	4,517	462,514
		987,216
Construction Materials - 0.1%
Heidelberg Materials AG	4,663	660,063
TOTAL MATERIALS		1,647,279

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	2,577	213,015
TOTAL GERMANY		12,959,996
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	5,803	87,892
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	77,194	142,865
Eurobank Ergasias Services and Holdings SA	88,882	222,448
National Bank of Greece SA	28,894	251,188
		616,501
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	3,690	133,061
TOTAL GREECE		837,454
HONG KONG - 1.4%
Financials - 1.2%
Banks - 0.1%
Hang Seng Bank Ltd	26,500	331,424
Capital Markets - 0.3%
Hong Kong Exchanges & Clearing Ltd	42,200	1,651,695
Insurance - 0.8%
AIA Group Ltd	382,600	2,689,734
Prudential PLC	92,200	767,283
		3,457,017
TOTAL FINANCIALS		5,440,136

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	358,750	129,837
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	53,656	167,677
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	14,000	121,100
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	60,120
TOTAL INDUSTRIALS		348,897

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	137,102	131,438
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	22,500	153,044
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	395,356	302,914
TOTAL UTILITIES		455,958

TOTAL HONG KONG		6,506,266
HUNGARY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	13,965	102,179
INDIA - 5.0%
Communication Services - 0.4%
Interactive Media & Services - 0.0%
Info Edge India Ltd	2,384	211,841
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	87,206	1,632,187
TOTAL COMMUNICATION SERVICES		1,844,028

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Balkrishna Industries Ltd	2,673	85,347
Sona Blw Precision Forgings Ltd (c)(d)	15,030	87,265
		172,612
Automobiles - 0.4%
Eicher Motors Ltd	4,648	278,258
Hero MotoCorp Ltd	4,142	206,932
Mahindra & Mahindra Ltd	31,639	1,088,070
TVS Motor Co Ltd	8,198	232,094
		1,805,354
Hotels, Restaurants & Leisure - 0.2%
Indian Hotels Co Ltd/The	28,858	253,978
Zomato Ltd (b)	226,828	574,860
		828,838
Specialty Retail - 0.1%
Trent Ltd	6,191	409,478
TOTAL CONSUMER DISCRETIONARY		3,216,282

Consumer Staples - 0.4%
Food Products - 0.2%
Britannia Industries Ltd	3,574	211,556
Marico Ltd	17,893	138,375
Nestle India Ltd	11,482	306,487
Tata Consumer Products Ltd	19,605	231,316
		887,734
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	4,695	152,819
Dabur India Ltd	18,303	111,803
Hindustan Unilever Ltd	28,123	800,529
		1,065,151
TOTAL CONSUMER STAPLES		1,952,885

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd	207,225	3,017,642
Financials - 1.2%
Banks - 1.2%
AU Small Finance Bank Ltd (c)(d)	12,595	87,066
Axis Bank Ltd	78,320	887,975
HDFC Bank Ltd	192,475	3,769,791
Kotak Mahindra Bank Ltd	37,369	817,787
Union Bank of India Ltd	54,353	72,023
		5,634,642
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	12,481	88,616
TOTAL FINANCIALS		5,723,258

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	26,471	323,373
Pharmaceuticals - 0.1%
Cipla Ltd/India	17,823	303,904
Torrent Pharmaceuticals Ltd	3,510	132,348
		436,252
TOTAL HEALTH CARE		759,625

Industrials - 0.3%
Building Products - 0.0%
Astral Ltd	4,625	80,408
Electrical Equipment - 0.2%
ABB India Ltd	1,833	123,980
Havells India Ltd	8,671	156,475
Suzlon Energy Ltd (b)	330,310	220,600
		501,055
Industrial Conglomerates - 0.0%
Siemens Ltd	2,997	209,329
Machinery - 0.0%
Ashok Leyland Ltd	50,748	126,550
Thermax Limited	1,456	64,866
		191,416
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	6,430	319,512
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	91,171	76,013
TOTAL INDUSTRIALS		1,377,733

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	32,497	645,321
Infosys Ltd	113,220	2,465,164
		3,110,485
Materials - 0.4%
Chemicals - 0.2%
Asian Paints Ltd	13,054	346,070
PI Industries Ltd	2,627	105,446
Pidilite Industries Ltd	5,280	174,954
SRF Ltd	4,619	149,466
Supreme Industries Ltd	2,197	100,330
UPL Ltd	15,651	108,864
		985,130
Construction Materials - 0.1%
Grasim Industries Ltd	8,926	257,986
Shree Cement Ltd	311	99,592
		357,578
Metals & Mining - 0.1%
APL Apollo Tubes Ltd	6,235	108,416
Hindalco Industries Ltd	45,613	311,740
Vedanta Ltd	45,348	230,251
		650,407
TOTAL MATERIALS		1,993,115

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Macrotech Developers Ltd (c)(d)	10,318	142,926
Utilities - 0.2%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	158,857	552,024
Torrent Power Ltd	5,818	98,014
		650,038
Gas Utilities - 0.0%
GAIL India Ltd	79,554	161,778
Independent Power and Renewable Electricity Producers - 0.0%
Adani Green Energy Ltd (b)	7,118	81,628
NHPC Ltd	104,064	96,282
		177,910
TOTAL UTILITIES		989,726

TOTAL INDIA		24,127,705
INDONESIA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	1,654,300	266,424
Consumer Staples - 0.0%
Household Products - 0.0%
Unilever Indonesia Tbk PT	279,000	27,840
Financials - 0.1%
Banks - 0.1%
Bank Rakyat Indonesia Persero Tbk PT	2,320,500	599,216
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	754,400	58,137
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT	837,527	47,091
Chandra Asri Pacific Tbk PT (b)	270,300	116,914
		164,005
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	226,300	104,252
Merdeka Copper Gold Tbk PT (b)	362,718	34,619
		138,871
TOTAL MATERIALS		302,876

TOTAL INDONESIA		1,254,493
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	5,227	537,640
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,261	367,307
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,649	635,645
TOTAL INDUSTRIALS		1,002,952

TOTAL IRELAND		1,540,592
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (b)	2,145	358,929
ITALY - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	11,558	120,263
Telecom Italia SpA/Milano (b)	345,342	95,117
		215,380
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,975	506,986
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,220	251,553
Financials - 0.9%
Banks - 0.6%
FinecoBank Banca Fineco SpA	20,850	397,772
Intesa Sanpaolo SpA	498,871	2,159,279
Mediobanca Banca di Credito Finanziario SpA	17,319	284,413
		2,841,464
Financial Services - 0.0%
Nexi SpA (b)(c)(d)	17,835	91,030
Insurance - 0.3%
Generali	31,970	1,015,865
Poste Italiane Spa (c)(d)	15,167	231,136
		1,247,001
TOTAL FINANCIALS		4,179,495

Utilities - 0.4%
Electric Utilities - 0.4%
Enel SpA	277,423	1,971,836
TOTAL ITALY		7,125,250
JAPAN - 15.2%
Communication Services - 1.2%
Entertainment - 0.1%
Konami Group Corp	3,400	312,981
Interactive Media & Services - 0.1%
LY Corp	96,500	281,869
Wireless Telecommunication Services - 1.0%
KDDI Corp	52,300	1,742,427
SoftBank Corp	973,600	1,252,305
SoftBank Group Corp	32,500	1,986,780
		4,981,512
TOTAL COMMUNICATION SERVICES		5,576,362

Consumer Discretionary - 3.0%
Automobile Components - 0.4%
Bridgestone Corp	19,500	699,483
Denso Corp	64,800	896,736
Sumitomo Electric Industries Ltd	24,500	457,712
		2,053,931
Automobiles - 0.2%
Isuzu Motors Ltd	19,100	256,788
Subaru Corp	20,000	348,388
Yamaha Motor Co Ltd	31,200	261,007
		866,183
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	13,000	361,938
Rakuten Group Inc (b)	51,300	322,120
		684,058
Hotels, Restaurants & Leisure - 0.2%
McDonald's Holdings Co Japan Ltd	3,000	113,123
Oriental Land Co Ltd/Japan	37,400	840,531
Zensho Holdings Co Ltd	3,200	176,537
		1,130,191
Household Durables - 1.3%
Panasonic Holdings Corp	79,800	814,257
Sekisui House Ltd	20,400	468,853
Sony Group Corp	212,900	4,698,564
		5,981,674
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,300	503,522
Specialty Retail - 0.6%
Fast Retailing Co Ltd	6,500	2,140,823
Nitori Holdings Co Ltd	2,700	316,182
ZOZO Inc	4,700	154,171
		2,611,176
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	23,383	521,210
TOTAL CONSUMER DISCRETIONARY		14,351,945

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	22,400	542,690
MatsukiyoCocokara & Co	11,500	170,213
Seven & i Holdings Co Ltd	75,800	1,210,053
		1,922,956
Food Products - 0.2%
Ajinomoto Co Inc	15,900	637,390
Kikkoman Corp	22,900	239,677
MEIJI Holdings Co Ltd	8,100	161,960
		1,039,027
Household Products - 0.1%
Unicharm Corp	37,900	295,992
Personal Care Products - 0.2%
Kao Corp	16,000	634,438
Shiseido Co Ltd	13,400	225,032
		859,470
TOTAL CONSUMER STAPLES		4,117,445

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	93,400	469,551
Financials - 2.5%
Banks - 1.3%
Concordia Financial Group Ltd	36,300	210,773
Mizuho Financial Group Inc	82,200	2,263,445
Sumitomo Mitsui Financial Group Inc	127,100	3,132,139
Sumitomo Mitsui Trust Group Inc	22,200	558,226
		6,164,583
Capital Markets - 0.2%
Daiwa Securities Group Inc	45,300	327,934
Nomura Holdings Inc	102,900	668,993
		996,927
Financial Services - 0.1%
ORIX Corp	39,600	836,464
Insurance - 0.9%
Ms&Ad Insurance Group Holdings Inc	44,100	914,365
Sompo Holdings Inc	30,200	842,159
T&D Holdings Inc	16,700	317,715
Tokio Marine Holdings Inc	64,100	2,114,234
		4,188,473
TOTAL FINANCIALS		12,186,447

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	11,900	1,598,003
Sysmex Corp	17,200	328,784
		1,926,787
Pharmaceuticals - 0.7%
Astellas Pharma Inc	61,900	600,060
Chugai Pharmaceutical Co Ltd	23,000	991,646
Daiichi Sankyo Co Ltd	59,600	1,661,674
Eisai Co Ltd	8,600	254,750
		3,508,130
TOTAL HEALTH CARE		5,434,917

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	11,000	103,669
Building Products - 0.2%
Daikin Industries Ltd	9,000	1,057,151
TOTO Ltd	4,900	119,772
		1,176,923
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,400	198,044
Secom Co Ltd	14,400	484,577
		682,621
Construction & Engineering - 0.1%
Obayashi Corp	22,000	295,463
Electrical Equipment - 0.0%
Fuji Electric Co Ltd	4,500	214,402
Ground Transportation - 0.1%
Hankyu Hanshin Holdings Inc	7,900	201,012
Tokyu Corp	18,400	209,987
West Japan Railway Co	14,600	268,574
		679,573
Industrial Conglomerates - 1.0%
Hitachi Ltd	158,100	3,974,704
Sekisui Chemical Co Ltd	12,800	212,129
		4,186,833
Machinery - 0.5%
Daifuku Co Ltd	10,700	219,611
FANUC Corp	32,100	956,318
Hitachi Construction Machinery Co Ltd	3,700	88,595
Komatsu Ltd	30,000	904,898
Kubota Corp	32,100	402,641
		2,572,063
Passenger Airlines - 0.0%
ANA Holdings Inc	5,500	103,174
Professional Services - 0.8%
Recruit Holdings Co Ltd	47,800	3,336,067
Trading Companies & Distributors - 0.5%
ITOCHU Corp	40,400	1,860,181
Marubeni Corp	48,800	725,537
		2,585,718
TOTAL INDUSTRIALS		15,936,506

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Omron Corp	5,800	191,340
Shimadzu Corp	8,200	237,874
TDK Corp	66,600	805,015
Yokogawa Electric Corp	7,900	173,413
		1,407,642
IT Services - 0.5%
Fujitsu Ltd	56,300	1,088,829
NEC Corp	8,400	833,102
Nomura Research Institute Ltd	12,900	435,855
TIS Inc	7,000	154,779
		2,512,565
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	57,000	763,485
Tokyo Electron Ltd	15,300	2,580,866
		3,344,351
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	8,000	140,959
FUJIFILM Holdings Corp	37,900	834,979
Ricoh Co Ltd	18,300	209,870
Seiko Epson Corp	10,000	180,713
		1,366,521
TOTAL INFORMATION TECHNOLOGY		8,631,079

Materials - 0.8%
Chemicals - 0.7%
Asahi Kasei Corp	42,600	289,324
Mitsubishi Chemical Group Corp	46,900	239,549
Mitsui Chemicals Inc	5,900	129,383
Nippon Paint Holdings Co Ltd	32,800	206,683
Nitto Denko Corp	24,100	427,515
Shin-Etsu Chemical Co Ltd	61,200	1,897,337
Toray Industries Inc	47,300	328,214
		3,518,005
Metals & Mining - 0.1%
JFE Holdings Inc	19,900	230,132
Sumitomo Metal Mining Co Ltd	8,200	187,256
		417,388
TOTAL MATERIALS		3,935,393

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	20,300	639,526
Mitsubishi Estate Co Ltd	37,000	537,647
Mitsui Fudosan Co Ltd	91,400	824,958
		2,002,131
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,600	247,725
Tokyo Gas Co Ltd	11,400	322,492
		570,217
TOTAL JAPAN		73,211,993
KOREA (SOUTH) - 1.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,573	52,017
Entertainment - 0.1%
HYBE Co Ltd	792	121,844
Krafton Inc (b)	993	246,627
NCSoft Corp	501	59,102
Netmarble Corp (b)(c)(d)	1,101	33,256
		460,829
Interactive Media & Services - 0.2%
Kakao Corp	10,523	275,403
NAVER Corp	4,933	728,198
		1,003,601
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	1,853	70,337
TOTAL COMMUNICATION SERVICES		1,586,784

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	847	48,570
Household Durables - 0.1%
Coway Co Ltd	1,918	101,142
LG Electronics Inc	3,675	211,068
		312,210
TOTAL CONSUMER DISCRETIONARY		360,780

Consumer Staples - 0.0%
Food Products - 0.0%
CJ CheilJedang Corp	296	48,916
Personal Care Products - 0.0%
Amorepacific Corp	1,025	90,717
LG H&H Co Ltd	327	68,551
		159,268
TOTAL CONSUMER STAPLES		208,184

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,525	86,473
SK Innovation Co Ltd (b)	2,150	186,772
		273,245
Financials - 0.4%
Banks - 0.4%
Hana Financial Group Inc	9,729	401,412
KakaoBank Corp	5,766	83,313
KB Financial Group Inc	12,761	796,959
Shinhan Financial Group Co Ltd	14,733	511,580
Woori Financial Group Inc	21,813	239,229
		2,032,493
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	7,083	40,712
TOTAL FINANCIALS		2,073,205

Health Care - 0.1%
Biotechnology - 0.0%
SK Bioscience Co Ltd (b)	988	33,007
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (b)	1,085	80,486
Yuhan Corp	1,950	172,252
		252,738
TOTAL HEALTH CARE		285,745

Industrials - 0.5%
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,296	131,978
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (b)	5,619	69,090
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	15,519	252,475
HD Hyundai Electric Co Ltd	810	225,599
LG Energy Solution Ltd (b)	1,594	382,532
POSCO Future M Co Ltd	1,072	104,046
		964,652
Industrial Conglomerates - 0.2%
LG Corp	3,258	166,489
Samsung C&T Corp	3,071	250,951
SK Inc	1,251	126,235
SK Square Co Ltd (b)	3,262	207,784
		751,459
Machinery - 0.0%
Doosan Bobcat Inc	1,954	63,988
Marine Transportation - 0.0%
HMM Co Ltd	9,045	117,523
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	6,383	108,022
TOTAL INDUSTRIALS		2,206,712

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	10,368	65,409
Samsung SDI Co Ltd	1,865	281,685
		347,094
Materials - 0.1%
Chemicals - 0.1%
Kumho Petrochemical Co Ltd	485	34,981
LG Chem Ltd	1,622	262,231
Lotte Chemical Corp	713	27,690
SKC Co Ltd (b)	603	64,154
		389,056
Metals & Mining - 0.0%
Korea Zinc Co Ltd	179	100,890
TOTAL MATERIALS		489,946

TOTAL KOREA (SOUTH)		7,831,695
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	351,253	894,492
LUXEMBOURG - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,670	251,244
MALAYSIA - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	40,795	60,267
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	99,704	49,572
CELCOMDIGI BHD	121,700	102,278
Maxis Bhd	73,700	57,484
		209,334
TOTAL COMMUNICATION SERVICES		269,601

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	118,400	44,521
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	16,930	75,526
Nestle Malaysia Bhd	2,100	42,355
PPB Group Bhd	21,000	56,256
QL Resources Bhd	57,850	59,255
SD Guthrie Bhd	71,300	77,411
		310,803
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	8,600	37,847
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	85,500	108,130
CIMB Group Holdings Bhd	255,605	459,103
Malayan Banking Bhd	184,340	427,605
Public Bank Bhd	496,500	479,842
RHB Bank Bhd	52,563	75,829
		1,550,509
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	75,700	121,600
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	136,250	123,192
Industrial Conglomerates - 0.0%
Sime Darby Bhd	99,100	49,924
TOTAL INDUSTRIALS		173,116

Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	96,700	100,847
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	128,000	140,245
TOTAL MATERIALS		241,092

Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	27,300	105,214
Multi-Utilities - 0.0%
YTL Corp Bhd	117,200	49,882
YTL Power International Bhd	87,600	61,308
		111,190
TOTAL UTILITIES		216,404

TOTAL MALAYSIA		2,965,493
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	634,200	442,857
Consumer Staples - 0.3%
Beverages - 0.2%
Arca Continental SAB de CV	17,800	162,675
Fomento Economico Mexicano SAB de CV unit	59,800	508,338
		671,013
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	179,200	464,561
Food Products - 0.0%
Grupo Bimbo SAB de CV	44,900	117,894
TOTAL CONSUMER STAPLES		1,253,468

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	88,800	613,655
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	13,025	240,738
Grupo Aeroportuario del Sureste SAB de CV Series B	6,215	168,881
		409,619
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV unit	514,900	305,630
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	89,700	92,981
TOTAL MEXICO		3,118,210
NETHERLANDS - 3.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	133,152	481,813
Entertainment - 0.2%
Universal Music Group NV	28,191	786,310
TOTAL COMMUNICATION SERVICES		1,268,123

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	31,551	1,118,091
Food Products - 0.0%
JDE Peet's NV	4,230	74,029
TOTAL CONSUMER STAPLES		1,192,120

Financials - 0.5%
Banks - 0.4%
ING Groep NV	112,616	1,871,778
Insurance - 0.1%
ASR Nederland NV	5,363	265,104
NN Group NV	9,255	426,003
		691,107
TOTAL FINANCIALS		2,562,885

Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	8,125	1,481,375
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	13,632	10,084,447
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	5,813	330,167
TOTAL NETHERLANDS		16,919,117
NEW ZEALAND - 0.2%
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	4,979	560,412
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	24,323	86,475
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	45,035	148,849
TOTAL UTILITIES		235,324

TOTAL NEW ZEALAND		795,736
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	20,848	254,920
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,800	317,293
Orkla ASA	24,224	225,360
Salmar ASA	2,281	120,814
		663,467
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,663	222,988
Equinor ASA	28,722	691,734
		914,722
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	30,354	645,767
Insurance - 0.0%
Gjensidige Forsikring ASA	6,906	141,675
TOTAL FINANCIALS		787,442

Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	47,964	282,890
TOTAL NORWAY		2,903,441
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,301	421,313
PHILIPPINES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,665	60,940
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	8,660	80,549
JG Summit Holdings Inc	96,733	26,705
SM Investments Corp	7,635	101,639
		208,893
TOTAL PHILIPPINES		269,833
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	2,238	116,180
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	20,097	148,289
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	19,649	259,912
Financials - 0.2%
Banks - 0.2%
mBank SA (b)	528	81,775
Powszechna Kasa Oszczednosci Bank Polski SA	29,915	492,301
Santander Bank Polska SA	1,407	175,423
		749,499
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	384	45,119
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	4,840	149,671
TOTAL POLAND		1,468,670
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,784	193,356
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	15,781	264,113
TOTAL PORTUGAL		457,469
QATAR - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	20,831	87,706
Qatar Gas Transport Co Ltd	95,598	113,137
		200,843
Financials - 0.2%
Banks - 0.2%
Qatar National Bank QPSC	157,693	723,283
TOTAL QATAR		924,126
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	20,893	156,937
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	1,031	0
		0
TOTAL MATERIALS		0

TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	13,020	200,991
Mobile Telecommunications Co Saudi Arabia	12,890	36,429
		237,420
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (c)(d)	198,930	1,474,460
Financials - 0.1%
Banks - 0.1%
Alinma Bank	42,304	336,677
Bank AlBilad	21,149	224,983
		561,660
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,024	235,586
Materials - 0.1%
Chemicals - 0.1%
Saudi Basic Industries Corp	30,538	545,510
Utilities - 0.2%
Electric Utilities - 0.0%
Saudi Electricity Co	28,680	130,145
Independent Power and Renewable Electricity Producers - 0.2%
ACWA Power Co	5,013	546,649
TOTAL UTILITIES		676,794

TOTAL SAUDI ARABIA		3,731,430
SINGAPORE - 0.7%
Financials - 0.4%
Banks - 0.3%
United Overseas Bank Ltd	43,300	1,190,303
Capital Markets - 0.1%
Singapore Exchange Ltd	29,100	261,826
TOTAL FINANCIALS		1,452,129

Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	71,837	329,013
Industrial Conglomerates - 0.0%
Keppel Ltd	50,300	249,875
TOTAL INDUSTRIALS		578,888

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	23,375	529,239
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	129,200	244,944
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	81,001	145,824
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	198,007	282,649
TOTAL REAL ESTATE		673,417

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,900	126,396
TOTAL SINGAPORE		3,360,069
SOUTH AFRICA - 1.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	57,781	354,428
Vodacom Group Ltd	21,456	125,490
		479,918
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	5,752	1,212,696
Woolworths Holdings Ltd/South Africa	32,452	100,861
		1,313,557
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	82,573	113,805
TOTAL CONSUMER DISCRETIONARY		1,427,362

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	11,438	291,260
Clicks Group Ltd	8,217	157,212
Shoprite Holdings Ltd	17,035	260,028
		708,500
Financials - 0.7%
Banks - 0.4%
Absa Group Ltd	28,809	285,770
Capitec Bank Holdings Ltd	2,986	475,428
Nedbank Group Ltd	15,669	230,533
Standard Bank Group Ltd	46,011	536,367
		1,528,098
Financial Services - 0.2%
FirstRand Ltd	173,492	705,853
Insurance - 0.1%
Discovery Ltd	18,679	179,880
Old Mutual Ltd	165,318	108,627
Sanlam Ltd	61,004	265,964
		554,471
TOTAL FINANCIALS		2,788,422

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	13,098	124,881
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	11,748	160,262
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd	20,016	92,838
Metals & Mining - 0.5%
Anglo American Platinum Ltd	3,212	112,688
Anglo American PLC	43,487	1,273,352
Gold Fields Ltd	30,624	523,233
Impala Platinum Holdings Ltd (b)	31,285	171,713
Kumba Iron Ore Ltd	1,817	37,740
Sibanye Stillwater Ltd (b)	97,973	94,415
		2,213,141
TOTAL MATERIALS		2,305,979

TOTAL SOUTH AFRICA		7,995,324
SPAIN - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	18,119	606,863
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	15,424	1,136,061
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	39,978	464,620
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	185,960	439,460
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA (b)	6,003	306,892
ACS Actividades de Construccion y Servicios SA rights (b)	6,199	3,061
		309,953
Utilities - 0.7%
Electric Utilities - 0.7%
Iberdrola SA	210,088	2,968,873
Redeia Corp SA	14,037	236,487
		3,205,360
TOTAL SPAIN		6,162,317
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	78,107	229,859
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	18,875	209,981
TOTAL COMMUNICATION SERVICES		439,840

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	5,800	444,974
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	19,572	261,600
TOTAL CONSUMER DISCRETIONARY		706,574

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,882	529,028
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	49,815	551,138
Capital Markets - 0.1%
EQT AB	12,739	418,896
TOTAL FINANCIALS		970,034

Industrials - 1.6%
Building Products - 0.3%
Assa Abloy AB B Shares	34,263	1,049,692
Nibe Industrier AB B Shares	49,903	200,687
		1,250,379
Machinery - 1.3%
Alfa Laval AB	9,880	441,703
Atlas Copco AB A Shares	91,925	1,535,679
Atlas Copco AB B Shares	52,362	782,752
Epiroc AB A Shares	22,440	427,626
Epiroc AB B Shares	13,358	223,962
Sandvik AB	36,427	751,599
SKF AB B Shares	11,787	238,976
Volvo AB A Shares	6,924	191,712
Volvo AB B Shares	53,917	1,485,598
		6,079,607
TOTAL INDUSTRIALS		7,329,986

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	9,472	284,814
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,627	99,604
Svenska Cellulosa AB SCA B Shares	20,951	288,724
		388,328
TOTAL MATERIALS		673,142

TOTAL SWEDEN		10,648,604
SWITZERLAND - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	886	499,545
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	33	380,456
Chocoladefabriken Lindt & Spruengli AG	4	454,131
		834,587
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	1,032	104,248
Capital Markets - 0.1%
Julius Baer Group Ltd	7,046	495,083
Insurance - 0.9%
Baloise Holding AG	1,450	265,084
Swiss Life Holding AG	983	806,260
Zurich Insurance Group AG	5,002	3,031,035
		4,102,379
TOTAL FINANCIALS		4,701,710

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,734	607,733
Life Sciences Tools & Services - 0.4%
Lonza Group AG	2,472	1,579,691
TOTAL HEALTH CARE		2,187,424

Industrials - 1.0%
Building Products - 0.1%
Geberit AG	1,140	639,376
Electrical Equipment - 0.6%
ABB Ltd	53,797	2,929,376
Machinery - 0.1%
VAT Group AG (c)(d)	920	356,989
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,645	374,968
Professional Services - 0.1%
SGS SA	5,185	503,954
TOTAL INDUSTRIALS		4,804,663

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,947	166,641
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,198	522,112
TOTAL INFORMATION TECHNOLOGY		688,753

Materials - 0.8%
Chemicals - 0.8%
Clariant AG	7,483	84,463
DSM-Firmenich AG	6,365	649,799
Givaudan SA	316	1,383,357
Sika AG	5,208	1,322,644
		3,440,263
Containers & Packaging - 0.0%
SIG Group AG	10,116	220,814
TOTAL MATERIALS		3,661,077

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	2,544	290,783
TOTAL SWITZERLAND		17,668,542
TAIWAN - 8.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	133,000	504,360
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	61,000	162,437
Taiwan Mobile Co Ltd	63,000	210,046
		372,483
TOTAL COMMUNICATION SERVICES		876,843

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	11,180	203,634
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	20,000	156,730
Food Products - 0.1%
Uni-President Enterprises Corp	170,000	400,852
TOTAL CONSUMER STAPLES		557,582

Financials - 1.0%
Banks - 0.7%
CTBC Financial Holding Co Ltd	584,000	690,329
E.Sun Financial Holding Co Ltd	506,602	424,280
First Financial Holding Co Ltd	394,614	330,696
Hua Nan Financial Holdings Co Ltd	313,170	264,571
Mega Financial Holding Co Ltd	416,242	486,107
Shanghai Commercial & Savings Bank Ltd/The	134,000	170,929
SinoPac Financial Holdings Co Ltd	380,051	259,791
Taishin Financial Holding Co Ltd	403,349	212,623
Taiwan Cooperative Financial Holding Co Ltd	374,617	275,836
		3,115,162
Financial Services - 0.0%
Chailease Holding Co Ltd	52,527	182,018
Insurance - 0.3%
Cathay Financial Holding Co Ltd	333,751	668,290
Fubon Financial Holding Co Ltd	286,499	796,997
		1,465,287
TOTAL FINANCIALS		4,762,467

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	8,000	165,325
Industrials - 0.2%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	2,000	112,105
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	102,000	95,949
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	36,157	222,729
Wan Hai Lines Ltd	24,460	55,691
		278,420
Passenger Airlines - 0.0%
China Airlines Ltd	101,000	78,817
Eva Airways Corp	94,000	134,595
		213,412
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	70,000	57,749
TOTAL INDUSTRIALS		757,635

Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 0.2%
AUO Corp	226,400	96,883
Delta Electronics Inc	68,000	879,926
		976,809
Semiconductors & Semiconductor Equipment - 6.5%
MediaTek Inc	53,000	2,279,429
Taiwan Semiconductor Manufacturing Co Ltd	862,000	28,569,024
United Microelectronics Corp	395,000	467,671
		31,316,124
Technology Hardware, Storage & Peripherals - 0.1%
Acer Inc	100,000	111,544
Lite-On Technology Corp	73,000	237,262
		348,806
TOTAL INFORMATION TECHNOLOGY		32,641,739

Materials - 0.1%
Chemicals - 0.0%
Nan Ya Plastics Corp	178,000	172,822
Metals & Mining - 0.1%
China Steel Corp	408,000	247,968
TOTAL MATERIALS		420,790

TOTAL TAIWAN		40,386,015
THAILAND - 0.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL	12,600	105,589
Advanced Info Service PCL depository receipt	27,900	233,806
Intouch Holdings PCL	4,300	12,349
Intouch Holdings PCL depository receipt	26,500	76,105
		427,849
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl depository receipt	64,500	63,048
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	45,699	32,332
Minor International PCL depository receipt	72,468	51,272
		83,604
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	202,400	52,118
PTT Oil & Retail Business PCL depository receipt	82,100	28,085
		80,203
TOTAL CONSUMER DISCRETIONARY		226,855

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	24,300	37,294
CP ALL PCL depository receipt	173,600	266,429
		303,723
Food Products - 0.0%
Charoen Pokphand Foods PCL	43,800	28,451
Charoen Pokphand Foods PCL depository receipt	88,400	57,423
		85,874
TOTAL CONSUMER STAPLES		389,597

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	15,700	58,925
PTT Exploration & Production PCL depository receipt	32,300	121,229
Thai Oil PCL depository receipt	42,500	32,578
		212,732
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	20,900	99,054
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	88,900	61,719
Bangkok Dusit Medical Services PCL depository receipt	278,600	193,418
Bumrungrad Hospital Pcl	3,300	17,522
Bumrungrad Hospital Pcl depository receipt	17,400	92,386
		365,045
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	31,300	50,991
Airports of Thailand PCL depository receipt	116,800	190,278
Bangkok Expressway & Metro PCL depository receipt	251,800	50,152
		291,421
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	106,700	394,741
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	74,000	46,846
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	6,809
Siam Cement PCL/The depository receipt	25,500	115,761
		122,570
TOTAL MATERIALS		169,416

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Energy Development PCL depository receipt	101,500	172,572
TOTAL THAILAND		2,749,282
TURKEY - 0.2%
Financials - 0.1%
Banks - 0.1%
Akbank TAS	107,840	195,101
Haci Omer Sabanci Holding AS	36,227	100,964
Turkiye Is Bankasi AS Class C	301,935	119,274
Yapi ve Kredi Bankasi AS	116,780	100,082
		515,421
Industrials - 0.1%
Industrial Conglomerates - 0.0%
KOC Holding AS	26,197	124,096
Passenger Airlines - 0.1%
Turk Hava Yollari AO (b)	17,994	159,131
TOTAL INDUSTRIALS		283,227

TOTAL TURKEY		798,648
UNITED ARAB EMIRATES - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	118,032	549,502
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	97,091	316,671
Abu Dhabi Islamic Bank PJSC	50,200	213,207
First Abu Dhabi Bank PJSC	150,427	595,475
		1,125,353
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(e)	987	0
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	130,910	272,651
Emaar Properties PJSC	226,911	833,993
		1,106,644
TOTAL UNITED ARAB EMIRATES		2,781,499
UNITED KINGDOM - 8.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
BT Group PLC	221,281	389,326
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	30,296	295,079
Media - 0.2%
Informa PLC	45,308	486,721
WPP PLC	36,766	349,503
		836,224
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	759,715	647,236
TOTAL COMMUNICATION SERVICES		2,167,865

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	6,206	216,455
Household Durables - 0.2%
Barratt Redrow PLC	45,698	258,092
Berkeley Group Holdings PLC	3,526	168,701
Taylor Wimpey PLC	122,342	181,188
		607,981
Specialty Retail - 0.0%
Kingfisher PLC	63,064	191,590
TOTAL CONSUMER DISCRETIONARY		1,016,026

Consumer Staples - 1.8%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	7,091	556,998
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	61,147	192,876
Tesco PLC	232,493	1,070,025
		1,262,901
Food Products - 0.1%
Associated British Foods PLC	11,292	266,298
Household Products - 0.3%
Reckitt Benckiser Group PLC	23,524	1,555,613
Personal Care Products - 1.0%
Unilever PLC	84,784	4,856,177
TOTAL CONSUMER STAPLES		8,497,987

Financials - 2.5%
Banks - 1.8%
HSBC Holdings PLC	621,523	6,491,263
Lloyds Banking Group PLC	2,087,902	1,605,316
		8,096,579
Capital Markets - 0.4%
3i Group PLC	33,177	1,593,935
Schroders PLC	27,846	122,223
		1,716,158
Financial Services - 0.0%
M&G PLC	78,246	202,281
Insurance - 0.3%
Admiral Group PLC	8,852	296,670
Aviva PLC	91,397	582,481
Legal & General Group PLC	201,596	605,650
Phoenix Group Holdings PLC	24,245	157,071
		1,641,872
TOTAL FINANCIALS		11,656,890

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	52,892	7,424,748
Industrials - 1.3%
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	86,371	423,006
Industrial Conglomerates - 0.1%
DCC PLC	3,270	227,050
Smiths Group PLC	11,715	300,096
		527,146
Machinery - 0.1%
Spirax Group PLC	2,444	245,304
Professional Services - 0.7%
Intertek Group PLC	5,502	348,601
RELX PLC	63,606	3,158,450
		3,507,051
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	14,968	984,731
Bunzl PLC	11,469	490,320
		1,475,051
TOTAL INDUSTRIALS		6,177,558

Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	34,420	575,291
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,595	189,264
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	24,461	177,426
Industrial REITs - 0.1%
Segro PLC	43,500	386,934
TOTAL REAL ESTATE		564,360

Utilities - 0.4%
Multi-Utilities - 0.4%
National Grid PLC	166,554	2,020,509
TOTAL UNITED KINGDOM		40,290,498
UNITED STATES - 3.9%
Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	10,271	1,572,086
Health Care - 2.5%
Biotechnology - 0.6%
CSL Ltd	16,453	2,840,493
Health Care Equipment & Supplies - 0.3%
Alcon AG	17,005	1,563,172
Life Sciences Tools & Services - 0.1%
QIAGEN NV	7,603	338,328
Pharmaceuticals - 1.5%
Novartis AG	67,256	7,040,145
TOTAL HEALTH CARE		11,782,138

Industrials - 1.0%
Electrical Equipment - 1.0%
Schneider Electric SE	18,639	4,727,312
Materials - 0.1%
Construction Materials - 0.1%
James Hardie Industries PLC depository receipt (b)	14,693	493,848
TOTAL UNITED STATES		18,575,384
TOTAL COMMON STOCKS (Cost $428,754,595)		478,403,723

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	15,037	148,046
GERMANY - 0.2%
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,813	507,881
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Sartorius AG	906	263,167
TOTAL GERMANY		771,048
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	329	31,213
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $934,324)		950,307

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $212,504)	4.46	213,000	212,573

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $342)	4.37	342	342

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $429,901,765)	479,566,945
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,205,342
NET ASSETS - 100.0%	480,772,287

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11	Mar 2025	1,303,775	(754)	(754)
ICE MSCI Emerging Markets Index Contracts (United States)	16	Mar 2025	872,320	(1,261)	(1,261)

TOTAL FUTURES CONTRACTS					(2,015)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,746,408 or 1.8% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,634,951 or 1.8% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,962.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,000,680	47,331,291	49,331,629	87,710	-	-	342	342	0.0%
Total	2,000,680	47,331,291	49,331,629	87,710	-	-	342	342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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